Investments - Inputs To Determine Fair Value Of Goodwill (Detail)	Dec. 31, 2022
Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	15.90%
Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	18.90%
Brazil | Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.20%
Brazil | Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.40%
United States of America | Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.00%
United States of America | Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.10%